J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

245 Park Avenue

New York, New York 10167

November 6, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: James O’Connor

Re:	J.P. Morgan Mutual Fund Investment Trust (“Trust”)
on behalf of the JPMorgan Growth Advantage Fund (the “Fund”)
File Nos. 811-5526 & 33-9421

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Fund do not differ from those contained in Post-Effective Amendment No. 52 (Amendment No. 56 under the 1940 Act) filed electronically on October 28, 2008, to the Trust’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary